Equity - Transactions related to treasury shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Share-based compensation plans	€ 159	€ 101	€ 91
Total shareholders' equity
Equity [Line Items]
Share-based compensation plans	159	101	91
Treasury shares
Equity [Line Items]
Share-based compensation plans	113	54	54
Share-based compensation
Equity [Line Items]
Share-based compensation plans	85	65	61
Purchase of treasury shares	(60)	(36)	(29)
Share-based compensation cost	141	96	88
Income tax	4	5	2
Retained earnings
Equity [Line Items]
Share-based compensation plans	€ (39)	€ (18)	€ (24)